Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits that would impact effective tax rate	$ 80
Unrecognized tax benefits, income tax penalties and interest expense	3	(6)	(1)
Unrecognized tax benefits, income tax penalties and interest accrued	25	27
Net current deferred tax assets	354	354
Net noncurrent deferred tax liabilities	510	741
Income taxes paid	1,310	1,270	1,300
Net operating losses and tax credits	$ 238	$ 231